Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities from continuing operations
Net loss		$ (241,906)		$ (10,809)		$ (29,477)		$ (9,282)		$ (5,682)
Loss from discontinued operations, net of income taxes		(168,458)				(1,454)
Net loss from continuing operations, net of tax		(73,448)		(10,809)		(28,023)		(9,282)		(5,682)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Stock-based compensation expense		2,321		217		433		200		109
Non-cash interest expense		4,009	[1]	(76)	[1]	4,810	[2]	1,330	[2]	462	[2]
Non-cash lease expense						468		334
Non-cash lease expense		717		304		700		400
Gain on extinguishment of convertible notes and SAFEs(2)			[3]	(3,235)	[3]	(3,235)	[4]		[4]		[4]
Depreciation and amortization		622		463		648		463		298
Provision for credit losses		4,269		716		2,074		364		337
Change in reserve for excess and obsolete inventory		2,144		3,091		3,631		798		100
Issuance of forward purchase agreements	[5]	(76)
Change in fair value of forward purchase agreement liabilities	[6]	6,661
Loss on CS Solis debt extinguishment		10,338
Change in fair value of warrant liabilities		(26,314)		142		5,211		330		(24)
Accretion of debt in CS Solis		2,493		2,581
Issuance of common stock in connection with forward purchase agreements	[7]	35,490
Issuance of common stock bonus shares in connection with the Mergers	[8]	2,394
Issuance of restricted stock units in connection with vendor services		52
Change in fair value of derivative liability								336		50
Change in fair value of convertible notes								1,306		15
Forgiveness of Paycheck Protection Plan loans								(1,754)
Changes in operating assets and liabilities:
Accounts receivable, net		(11,823)		(3,036)		(9,683)		(4,789)		(2,044)
Inventories		(3,896)		(5,047)		(4,953)		(3,047)		(1,315)
Prepaid expenses and other current assets		(8,326)		504		1,600		(3,038)		(930)
Long-term deposits						(15)		19		(29)
Other noncurrent assets		1,132		(15)		(1,132)
Accounts payable		4,372		190		3,252		3,009		(1,062)
Accrued expenses and other current liabilities		1,587		(2,056)		(1,154)		2,946		2,472
Operating lease liabilities		(359)		(316)
Operating lease right-of-use assets and lease liabilities						(617)		(409)
Warranty provision, noncurrent		255		(584)		157		526		(484)
Deferred revenue		(1,766)		(231)		1,311		(637)		1,521
Deferred rent										17
Net cash used in operating activities from continuing operations		(47,152)		(17,197)		(25,217)		(10,995)		(6,189)
Net cash provided by operating activities from discontinued operations		190				(6,296)
Net cash used in operating activities		(46,962)		(17,197)		(31,513)		(10,995)		(6,189)
Cash flows from investing activities from continuing operations
Purchase of property and equipment		(29)						(9)		(61)
Capitalization of internal-use software costs		(1,505)		(1,048)		(1,513)		(1,054)		(523)
Payments for acquisition of business, net of cash acquired						4,848
Net cash used in investing activities from continuing operations		(1,534)		(1,048)		3,335		(1,063)		(584)
Cash flows from financing activities from continuing operations
Proceeds from issuance of notes payable, net		14,102
Principal repayment of notes payable		(9,653)		(9,507)		(9,507)
Proceeds from issuance of convertible notes, net of issuance cost		17,750				3,400		1,150		510
Proceeds from issuance of convertible notes, net of issuance cost, due to related parties		3,500				8,600		3,600		3,274
Repayment of convertible notes to related parties				(500)		(500)
Proceeds from issuance of long-term debt with CS Solis, net of issuance cost				25,000		25,000
Proceeds from exercise of common stock options		57		28		128		6		84
Proceeds from Mergers and PIPE Financing		4,219
Proceeds from Mergers and PIPE Financing from related parties		15,600
Payments for issuance of Series D redeemable convertible preferred stock				(1,317)
Proceeds from issuance of SAFE agreements								5,000
Proceeds from issuance of notes payable, net						5,501		7,239		3,987
Payments for issuance costs of Series D-1, D-2 and D-3 redeemable convertible preferred stock						(1,431)
Principal repayment of notes payable								(100)		(1,500)
Net cash provided by financing activities from continuing operations		45,575		13,704		31,191		16,895		6,355
Effect of exchange rate changes		24				27
Net decrease in cash, cash equivalents and restricted cash		(2,897)		(4,541)		3,040		4,837		(418)
Cash, cash equivalents, and restricted cash at beginning of period		8,316		5,276		5,276		439		857
Cash, cash equivalents, and restricted cash at end of period		5,419		735		8,316		5,276		439
Supplemental disclosures of cash flow information:
Cash paid during the year for interest		1,602		1		162		365		150
Cash paid during the year for income taxes				38		6
Supplemental schedule of noncash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities				245		245		1,157
Carlyle warrant modification		(10,862)
Reclassification of liability-classified warrants to equity-classified warrants		30,625
Issuance of common stock warrants		202		3,447		3,589		42		137
Issuance of Series D redeemable convertible preferred stock upon conversion of SAFE				6,550		60,470
Issuance of Series D redeemable convertible preferred stock upon conversion of convertible debt				10,680
Conversion of 2022 Convertible Notes into common stock		21,561
Conversion of 2022 Convertible Notes issued to related parties into common stock		19,390
Conversion of preferred stock into common stock		155,630
Issuance of common stock bonus shares in connection with the Mergers(6)	[8]	2,394
Recapitalization of Legacy Complete Solaria Common stock into Complete Solaria Common Stock		1
Reclassification of investor related to PIPE funds		$ 3,500
Issuance of Series C redeemable convertible preferred stock upon conversion of convertible debt										1,330
Issuance of Series C-1 redeemable convertible preferred stock upon conversion of convertible										7,420
Fair value of debt derivative liabilities related to issuance of convertible notes								1,754
Common stock issued in asset purchase								17
Notes payable issued in asset purchase								120
Issuance of Series D-1, D-2 and D-3 redeemable convertible preferred stock upon conversion of convertible debt, net of issuance costs of $1,431						11,558
Acquisition of business through issuance of common stock and stock options						27,295
Acquisition of business through issuance of Series D redeemable convertible preferred stock						52,201
Acquisition of business through issuance of Series D redeemable convertible preferred stock warrants						$ 7,812

[1]	Non-cash interest expense to related parties of $0.1 million and $0.4 million during the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and zero and $0.1 million during the three and nine months ended September 30, 2022, respectively.
[2]	Non-cash interest expense to related parties of $0.3 million, $0.7 million and $0.2 million during the years ended December 31, 2022, 2021 and 2020, respectively.
[3]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero during each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[4]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.
[5]	Issuance of forward purchase agreements includes other income from related parties of $0.3 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero for each of the three and nine months ended September 30, 2022.
[6]	Change in fair value of forward purchase agreement liabilities includes other expense from related parties of $5.9 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero for each of the three and nine months ended September 30, 2022.
[7]	Issuance of common stock in connection with forward purchase agreements includes other expense from related parties of $30.7 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero for each of the three and nine months ended September 30, 2022.
[8]	Issuance of common stock bonus shares to related parties in connection with the Mergers includes other expense of $0.7 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero for each of the three and nine months ended September 30, 2022.